Employee Retirement plans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Retirement Plans [Line Items]
Benefit obligations at beginning of year	$ 2,819	$ 2,106
Service cost	247	162
Interest cost	87	91
Plan amendments	0	0
Benefits paids	(133)	(267)
Actuarial loss (gain)	(218)	723
Exchange rate changes	187	4
Benefit obligations at end of year	$ 2,989	$ 2,819